Long-Term Debt - Additional Information - Revolvers (Detail) - Revolving Credit Facilities shares in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($) term_loan vessel shares	Dec. 31, 2016
Debt Instrument [Line Items]
Number of credit facilities | term_loan	11
Credit facility, maximum borrowing capacity	$ 1,400,000,000
Undrawn amount of revolving credit facility	$ 300,000,000
Reference rate on variable rate of the debt instrument	LIBOR
Available capacity reduced under revolving credit facility remainder of 2017	$ 308,400,000
Available capacity reduced under revolving credit facility in 2018	675,500,000
Available capacity reduced under revolving credit facility in 2019	43,000,000
Available capacity reduced under revolving credit facility in 2020	0
Available capacity reduced under revolving credit facility thereafter	$ 365,000,000
Number of vessels for collateral | vessel	64
Secured debt
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 200,000,000
Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	0.45%	0.45%
Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	4.00%	4.00%
Class A common stock | Teekay Offshore | Securities Pledged as Collateral
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages (in units) | shares	38.2
Class A common stock | Teekay LNG | Securities Pledged as Collateral
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages (in units) | shares	25.2
Class A common stock | Teekay Tankers | Securities Pledged as Collateral
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages (in units) | shares	16.8